Cash and balances with central bank	12 Months Ended
Dec. 31, 2020
Cash and balances with central bank [abstract]
Cash and balances with central bank

2 Cash and balances with central bank

Cash and balances with central banks
	2020	2019
Amounts held at central banks	109,237	51,178
Cash and bank balances	1,851	2,024
	111,087	53,202

The movement in Cash and balances with central banks reflects ING’s active liquidity management. ING participated in a series of Targeted Longer-Term Refinancing Operations (TLTRO III) for EUR 4.5 billion in March 2020, EUR 55.0 billion in June 2020 and repaid EUR 17.7 billion on previous TLTRO. Further details are reported in Note 12 ‘Deposits from Banks’ and in the consolidated statement of Cash Flow.

Amounts held at central banks reflect on demand balances.

Reference is made to Note 42 ‘Transfer of financial assets, assets pledged and received as collateral’ for restrictions on Cash balances with central banks.